Finance Leases (Details) - USD ($)	Mar. 31, 2020	Dec. 31, 2019
Lessee, Lease, Description [Line Items]
Finance lease obligations	$ 251,920,010	$ 258,648,939
Amounts representing interest and deferred finance fees	(40,679,334)	(42,969,245)
Finance lease obligations, net of interest and deferred finance fees	211,240,676	215,679,694
Current portion of finance lease obligations	18,733,136	18,650,022
Current portion of deferred finance fees	(663,254)	(674,700)
Non-current portion of finance lease obligations	195,641,299	200,335,437
Non-current portion of deferred finance fees	(2,470,505)	(2,631,065)
Total finance lease obligations, net of deferred finance fees	211,240,676	215,679,694
Japanese Leases No.1 and 2 [Member]
Lessee, Lease, Description [Line Items]
Finance lease obligations	30,188,600	31,398,900
Japanese Lease No.3 [Member]
Lessee, Lease, Description [Line Items]
Finance lease obligations	14,906,500	15,498,000
Japanese Lease No.4 [Member]
Lessee, Lease, Description [Line Items]
Finance lease obligations	23,471,655	23,983,699
CMBFL Leases No.1 to 4 [Member]
Lessee, Lease, Description [Line Items]
Finance lease obligations	78,021,550	79,896,836
Ocean Yield ASA [Member]
Lessee, Lease, Description [Line Items]
Finance lease obligations	59,805,120	61,153,740
China Huarong Leases [Member]
Lessee, Lease, Description [Line Items]
Finance lease obligations	$ 45,526,585	$ 46,717,764